Leases (Details) - Schedule of Maturities of Lease Liabilities $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2024	$ 231
2025	237
2026	242
2027	248
2028	216
Thereafter	2,064
Total lease payments	3,238
Less imputed interest	(1,811)
Total	$ 1,427